Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

September 30, 2017

Dates Covered
Collections Period	09/01/17 - 09/30/17
Interest Accrual Period	09/15/17 - 10/15/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/17	84,208,164.63	11,758
Yield Supplement Overcollateralization Amount 08/31/17	867,738.27	0
Receivables Balance 08/31/17	85,075,902.90	11,758
Principal Payments	5,888,976.21	275
Defaulted Receivables	243,138.74	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/17	755,334.07	0
Pool Balance at 09/30/17	78,188,453.88	11,460

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	9.97%

Prepayment ABS Speed	1.18%

Overcollateralization Target Amount	7,614,178.45
Actual Overcollateralization	78,188,453.88

Weighted Average APR	3.72%
Weighted Average APR, Yield Adjusted	5.16%
Weighted Average Remaining Term	20.50

Delinquent Receivables:
Past Due 31-60 days	2,255,330.82	226
Past Due 61-90 days	549,701.49	48
Past Due 91-120 days	127,680.99	10
Past Due 121+ days	0.00	0
Total	2,932,713.30	284

Total 31+ Delinquent as % Ending Pool Balance	3.75%

Recoveries	101,945.52

Aggregate Net Losses/(Gains) - September 2017	141,193.22

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.99%
Prior Net Losses Ratio	0.99%
Second Prior Net Losses Ratio	0.67%
Third Prior Net Losses Ratio	0.01%
Four Month Average	0.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.66%

Flow of Funds	$ Amount

Collections	8,993,104.48
Advances	(2,916.64)
Investment Earnings on Cash Accounts	5,866.27
Reserve Fund Balance	1,903,544.61
Servicing Fee	(70,896.59)
Interest Rate Swap Receipt	0.00
Capital Contribution	65,854,740.43
Transfer to Collection Account	0.00
Available Funds	76,683,442.56

Distributions of Available Funds
(1) Class A Interest	67,083.48
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	76,593,986.18
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	76,683,442.56

Servicing Fee	70,896.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 09/15/17	76,593,986.18
Principal Paid	76,593,986.18
Note Balance @ 10/16/17	0.00

Class A-1
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-2
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-3
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-4
Note Balance @ 09/15/17	60,984,986.18
Principal Paid	60,984,986.18
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class B
Note Balance @ 09/15/17	15,609,000.00
Principal Paid	15,609,000.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	89,456.38
Total Principal Paid	76,593,986.18
Total Paid	76,683,442.56

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.32000%
Interest Paid	67,083.48
Principal Paid	60,984,986.18
Total Paid to A-4 Holders	61,052,069.66

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	15,609,000.00
Total Paid to B Holders	15,631,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1201910
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	102.9094852
Total Distribution Amount	103.0296762

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6116514
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	556.0467758
Total A-4 Distribution Amount	556.6584272

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/17	24,325.25
Balance as of 09/30/17	21,408.61
Change	(2,916.64)

Reserve Account
Balance as of 09/15/17	1,903,544.61
Investment Earnings	1,408.42
Investment Earnings Paid	(1,408.42)
Deposit/(Withdrawal)	(1,903,544.61)
Balance as of 10/16/17	0.00
Change	(1,903,544.61)

Required Reserve Amount	0.00